[INVESCO ICON]  INVESCO FUNDS                   INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, Colorado 80237
                                                Tel: 800.525.8085
                                                www.invesco.com

                                                A Member of the AMVESCAP Group


October 2, 2000



Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO  COMBINATION STOCK & BOND FUNDS, INC.
      1933 ACT NO. 033-69904
      1940 ACT NO. 811-8066
      CIK NO. 0000913126

Ladies and Gentlemen:

Pursuant to Rule 497 (j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Combination Stock & Bond Funds, Inc. (the "Company") hereby submits for filing on EDGAR this certification that the definitive form of its Prospectuses and Statement of Additional Information does not differ from that contained in Post-Effective Amendment No. 12 under the 1933 Act to the Company's Registration Statement, which was electronically filed pursuant to Rule 485(b) on September 26, 2000 and became effective September 29, 2000.

If you have any questions or comments, please contact the undersigned at 303-930-6526.

Sincerely,


/s/ James F. Lummanick
----------------------
James F. Lummanick
Vice President and
Assistant General Counsel